Income Tax and Taxes Payable (Details) ¥ in Millions, $ in Millions	12 Months Ended				24 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2020 CNY (¥)
Income Tax and Taxes Payable [Line Items]
Applicable tax rate value (in Dollars)		$ 2
Assessable profits rate percentage	8.25%	8.25%
Assessable profits value (in Dollars)		$ 2
Statutory rate	25.00%	25.00%	25.00%	25.00%
Benefiting from reduction in applicable income tax rate	10.00%	10.00%
Favorable tax rate amount (in Dollars)	$ 76,200		$ 29,255
Preferential small business tax rate				5.00%
Notable variance in tax				2 years
Accrued valuation allowance amount (in Dollars)	$ 683,955		$ 609,717
Hong Kong [Member]
Income Tax and Taxes Payable [Line Items]
Tax percentage	16.50%	16.50%
Withholding tax percentage	5.00%
Singapore [Member]
Income Tax and Taxes Payable [Line Items]
Statutory rate	17.00%	17.00%
UNITED STATES
Income Tax and Taxes Payable [Line Items]
Statutory rate	21.00%	21.00%
Net Income Percentage	7.25%	7.25%
Percentage Of Capital Base	0.1875%	0.1875%
Minimum Taxable Income Percentage	1.50%	1.50%
PRC [Member]
Income Tax and Taxes Payable [Line Items]
Statutory rate	25.00%	25.00%		25.00%
EIT rate	25.00%	25.00%
Annual tax amount (in Yuan Renminbi) | ¥					¥ 1
Tax percent					25.00%
Preferential enterprise income tax rate	15.00%	15.00%
Withholding tax percentage	10.00%
Favorable tax rate amount (in Dollars)				$ 53,622
Favorable tax rate	0.02%	0.02%	0.07%	0.13%
Net operating loss (in Dollars)	$ 971,979
PRC [Member] | Small and low-profit enterprises [Member]
Income Tax and Taxes Payable [Line Items]
Tax percent					20.00%
Maximum [Member] | PRC [Member]
Income Tax and Taxes Payable [Line Items]
Annual tax amount (in Yuan Renminbi) | ¥					¥ 3
New York State Division of Taxation and Finance [Member] | UNITED STATES
Income Tax and Taxes Payable [Line Items]
Franchise tax rate	7.25%	7.25%